FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
(a)    Fair value presentation
An established fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:
Level 1 -        Quoted prices in active markets for identical assets or liabilities.
Level 2 -    Observable inputs other than quoted prices in active markets for identical assets and liabilities, such as quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 -    Inputs that are generally unobservable and are supported by little or no market activity and that are significant to the fair value determination of the assets or liabilities.
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the immediate or short-term maturity of these financial instruments. Based on borrowing rates currently available to us for loans with similar terms, the carrying values of our obligations under capital leases, long-term obligations and other long-term liabilities approximate their fair values.
Derivatives, such as foreign currency forward and options contracts, may be used to hedge the foreign exchange risk on cash flows from commitments denominated in a foreign currency. Derivatives are recorded in Accounts receivable or Accounts payable and accrued liabilities and measured at fair value at each balance sheet date. Any resulting gains and losses from changes in the fair value are recorded in Foreign exchange gain (loss).
Fair value of the foreign currency forward contracts are based on observable market inputs such as forward rates in active markets, which represents a Level 2 measurement within the fair value hierarchy.
As at December 31, 2020, we were committed to foreign currency forward contracts totaling $28.8 million Canadian dollars with an average forward rate of 1.3140, maturing between January and December 2021. We recorded unrealized gain of $485 in Foreign exchange gain (loss) for those outstanding contracts in the year ended December 31, 2020 (2019 — Foreign exchange gain of $1,421).
(b)    Credit Facilities
On April 30, 2020, we amended the revolving credit agreement (the “Revolving Facility”) with the Canadian Imperial Bank of Commerce (“CIBC”) as sole lender and as Administrative Agent, which increased our total borrowing capacity to $50 million and extended the maturity date to April 30, 2023. The amendments also included revising the availability under the Revolving Facility to be subject to a borrowing base related to eligible accounts receivable and inventory and is the lesser of the facility size or borrowing base. The Revolving Facility is secured by a pledge against substantially all of our assets. The Revolving Facility will be used for general corporate purposes, including, but not limited to, capital expenditures, working capital requirements and/or certain acquisitions permitted under the Revolving Facility. Borrowings under the Revolving Facility may bear interest at US Base Rate or LIBOR plus applicable margin. The Revolving Facility contains a financial covenant that requires the Company to be below a maximum total leverage ratio.
As at December 31, 2020, there were no outstanding borrowings under the Revolving Facility (2019 — nil). In 2020, we recorded interest expense of $578 (2019-nil).
On July 22, 2020, we amended the Revolving Facility and added a $12.5 million Canadian dollar term loan facility (the “Loan”) with CIBC. The Loan is backed by the Government of Canada under the Business Credit Availability Program (“BCAP”); specifically, 80% of the principal of the Loan is guaranteed by the Business Development Bank of Canada (“BDC”). The Loan bears interest at CIBC’s Prime Lending rate or Bankers Acceptance rate plus applicable margin. Repayment is interest only for the first 12 months, followed by regular quarterly payments of principal based on a ten-year amortization schedule plus interest. The outstanding amount owing plus accrued interest and fees are repayable on the maturity date, July 22, 2025. Under the terms of the BCAP, the proceeds must be used to finance operations, may not be used to refinance existing debt obligations, pay dividends or other distributions to shareholders, make shareholder contributions or shareholder loans, buy back shares and includes certain restrictions on executive compensation payouts. During 2020, we borrowed and fully repaid $9.4 million (Cdn $12.5 million) under the Loan. In 2020, we recorded interest expense of $161 (2019 - nil).
On February 17, 2021, we entered into an additional amending agreement to the revolving credit agreement (the “Amended Revolving Facility”) with CIBC as sole lender and as Administrative Agent, which reduced the total borrowing capacity under the Revolving Facility to $30 million from $50 million. The Revolving Facility will be used for general corporate purposes, including, but not limited to, capital expenditures, working capital requirements and/or certain acquisitions permitted under the Revolving Facility. Borrowings under the Revolving Facility may bear interest at US Base Rate or LIBOR plus applicable margin. Availability under the Amended Revolving Facility is no longer subject to a borrowing base. The Amended Revolving Facility contains customary affirmative, negative and financial covenants.
(c)     Letters of credit
We have access to a standby letter of credit facility of $1.5 million from Toronto Dominion Bank. The credit facility is used for the issuance of letters of credit and guarantees and is guaranteed by Export Development Canada. As of December 31, 2020, letters of credit issued against the revolving standby letter of credit facility were for a total value of $1.35 million (2019 — $0.1 million).
(d)     Accounts Receivable Purchase Agreement
We have an uncommitted Receivables Purchase Agreement (the “RPA”) with CIBC, as purchaser, to improve our liquidity during high working capital periods. Under the RPA, the Company may offer to sell certain eligible accounts receivable (the “Receivables”) to CIBC, which may accept such offer, and purchase the offered Receivables. Under the RPA, up to $75.0 million of Receivables may be sold and remain outstanding at any time. Receivables are sold at 100% face value less discount with a 10% limited recourse to the Company arising from certain repurchase events. The RPA is on an uncommitted basis with no expiry date and carries a discount rate of CDOR (for purchased receivables in CAD) and LIBOR (for purchased receivables in USD) plus an applicable margin. After the sale, the Company does not retain any interests in the Receivables, but continues to service and collect, in an administrative capacity, the outstanding receivables on behalf of CIBC.
The Company accounts for the sold Receivables as a sale in accordance with FASB ASC 860, Transfers and Servicing. Proceeds from the sale reflect the face value of the Receivables less discount fees charged by CIBC and one-time legal costs. The discount fees are recorded in Other expense in the Company’s consolidated statements of operations. Net proceeds are classified under operating activities in the consolidated statements of cash flows.
Pursuant to the RPA, the Company sold and de-recognized $163,354 Receivables in 2020 (2019 - $86,856). As at December 31, 2020, $19,388 remained outstanding to be collected from customers and remitted to CIBC (2019 - $18,174). Discount fees of $414 for 2020 are included in Other expense in the consolidated statements of operations (2019 - discount fees of $347 and administration expense of $129). As at December 31, 2020, we collected $764 from Receivables that we previously sold and that have not been remitted to CIBC due to timing of settlement dates. We recorded the amount in Restricted cash in the consolidated balance sheets with a corresponding increase in accrued liabilities (2019 - $3,408).